TRADE ACCOUNTS RECEIVABLE - Main customers (Details) - Net Sales - Pulp - customer	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
TRADE ACCOUNTS RECEIVABLE
Number of customers	1	1
Concentration risk percentage	9.60%	10.00%